Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital Management Details Abstract
Share capital	$ 94,500	$ 75,045	[1]
Deficit	(101,609)	(90,784)	[1]
Debentures	44,039	42,156	[1]
Convertible debentures	12,373	11,889
Credit facilities	$ 76,472	$ 76,465

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.